21 Income Taxes (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes
Statutory rates	34.00%	34.00%	34.00%
Unrecognized deferred income tax assets	R$ 214,387	R$ 96,627